Basis of preparation and accounting policies - Financial assets presentation based on SPPI test of IFRS 9 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Fair value of financial assets that pass the SPPI test	$ 83,124	$ 104,683
Movement in the fair value of financial assets that pass the SPPI test	4,631	(2,760)
Fair value of all other financial assets, net of derivative liabilities	331,755	463,045
Movement in the fair value of all other financial assets, net of derivative liabilities	44,065	(27,174)
Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	1,721	1,542
Fair value of all other financial assets, net of derivative liabilities	12,079	10,092
Movement in the fair value of all other financial assets, net of derivative liabilities	530	(260)
Accrued investment income
Financial assets
Fair value of financial assets that pass the SPPI test	1,641	3,501
Accrued investment income | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	161	167
Other debtors
Financial assets
Fair value of financial assets that pass the SPPI test	2,054	5,207
Other debtors | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	329	270
Loans
Financial assets
Fair value of financial assets that pass the SPPI test	13,484	15,175
Movement in the fair value of financial assets that pass the SPPI test	517	(658)
Fair value of all other financial assets, net of derivative liabilities	3,614	8,284
Movement in the fair value of all other financial assets, net of derivative liabilities	2	(233)
Loans | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	197	149
Equity securities and holdings in collective investment schemes
Financial assets
Fair value of all other financial assets, net of derivative liabilities	247,281	273,484
Movement in the fair value of all other financial assets, net of derivative liabilities	44,250	(21,843)
Equity securities and holdings in collective investment schemes | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of all other financial assets, net of derivative liabilities	5,999	4,683
Movement in the fair value of all other financial assets, net of derivative liabilities	444	(375)
Debt securities
Financial assets
Fair value of financial assets that pass the SPPI test	56,365	50,335
Movement in the fair value of financial assets that pass the SPPI test	4,114	(2,102)
Fair value of all other financial assets, net of derivative liabilities	78,205	172,998
Movement in the fair value of all other financial assets, net of derivative liabilities	5,594	(4,464)
Debt securities | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of all other financial assets, net of derivative liabilities	6,080	5,409
Movement in the fair value of all other financial assets, net of derivative liabilities	86	115
Debt securities | AAA
Financial assets
Fair value of financial assets that pass the SPPI test	1,117	830
Debt securities | AA+ to AA-
Financial assets
Fair value of financial assets that pass the SPPI test	11,328	9,236
Debt securities | A+ to A-
Financial assets
Fair value of financial assets that pass the SPPI test	15,140	13,009
Debt securities | BBB+ to BBB-
Financial assets
Fair value of financial assets that pass the SPPI test	17,972	18,232
Debt securities | Below BBB-
Financial assets
Fair value of financial assets that pass the SPPI test	814	1,074
Debt securities | Other
Financial assets
Fair value of financial assets that pass the SPPI test	9,994	7,954
Derivative assets, net of derivative liabilities
Financial assets
Fair value of all other financial assets, net of derivative liabilities	1,353	(15)
Movement in the fair value of all other financial assets, net of derivative liabilities	(5,825)	(1,256)
Other investments
Financial assets
Fair value of all other financial assets, net of derivative liabilities	1,302	8,294
Movement in the fair value of all other financial assets, net of derivative liabilities	44	622
Deposits
Financial assets
Fair value of financial assets that pass the SPPI test	2,615	15,023
Deposits | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	521	452
Cash and cash equivalents
Financial assets
Fair value of financial assets that pass the SPPI test	6,965	15,442
Cash and cash equivalents | Joint ventures and associates accounted for using equity method
Financial assets
Fair value of financial assets that pass the SPPI test	$ 513	$ 504